Unrecognized contractual commitments (telecom activities) - Asset and liability warranties in relation to disposals (Details) - 12 months ended Dec. 31, 2022 - Warranty contingent liability, disposal of assets [member] - BT Group Plc [member]
€ in Billions, £ in Billions
	GBP (£)	EUR (€)
Top of range [member]
Disclosure of unrecognized contractual commitments [line items]
Estimated warranty in effect | £	£ 5.1
EE [member]
Disclosure of unrecognized contractual commitments [line items]
Percentage of the given warranty for which the entity is responsible	50.00%
EE [member] | Top of range [member]
Disclosure of unrecognized contractual commitments [line items]
Estimated warranty in effect | €		€ 5.8